Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
23. RELATED PARTY TRANSACTIONS
Legacy AdTheorent was in a Transaction Services Agreement and a Professional Services Agreement with H.I.G. Capital LLC (“H.I.G. Capital”), the majority member of the Company. H.I.G. Capital provides management services to the Company for an annual management fee of $870, invoiced on a quarterly basis. The Company recognized management fees of $871 and $872 for the years ended December 31, 2021 and 2020, respectively. Additionally, under these agreements, the Company recognized supplemental fees to H.I.G. Capital of $4,736 for the year ended December 31, 2021. There were no amounts remaining outstanding as of December 31, 2021 and 2020.
The Transaction Services Agreement and Professional Services Agreement was terminated effective December 22, 2021 upon the Business Combination.